Segments information - Sales by product (Details) - COP ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Recognition of price differential		$ 3,455,904		$ 407,867
Total sales revenue			$ 23,641,913
Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		17,950,660	11,901,402
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment			11,901,402
Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	[1]	6,693,474	4,537,459
Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	[1]	6,008,990	3,021,094
Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,470,647	1,339,952
Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,455,204	1,457,989
Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			330,272
Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		719,638	334,937
Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			215,060
Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		360,361	159,937
Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			117,457
Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		170,346	60,708
Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		121,718	74,936
Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		17,133	19,219
Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	[2]	1,790	28,572
Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			203,810
Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		18,768,104	11,740,511
Foreign sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			153,680
Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		23,828	7,742
Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,010,593	575,980
Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		27,802	6,157
Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			9,612,415
Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		2,075,001	1,243,219
Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	[3]	1,108,341	422,833
Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			433,654
Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			(715,169)
Operating segments [member]
Disclosure of operating segments [line items]
Total sales revenue		36,718,764
Operating segments [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		17,950,660
Operating segments [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		6,693,474
Operating segments [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		6,008,990
Operating segments [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,470,647
Operating segments [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,455,204
Operating segments [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		346,308
Operating segments [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		719,638
Operating segments [member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		279,851
Operating segments [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		360,361
Operating segments [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		86,399
Operating segments [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		170,346
Operating segments [member] | Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		121,718
Operating segments [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		17,133
Operating segments [member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,790
Operating segments [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		218,809
Operating segments [member] | Domestic sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		8
Operating segments [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		18,768,104
Operating segments [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		23,828
Operating segments [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,010,593
Operating segments [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		27,802
Operating segments [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		14,380,121
Operating segments [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		2,075,001
Operating segments [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,108,341
Operating segments [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		266,847
Operating segments [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(124,429)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Total sales revenue		(17,903,035)	(11,532,893)
Elimination of intersegment amounts [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		(17,903,035)	(11,453,536)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(12,163)	(7,073)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(1,046,936)	(513,487)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(447,865)	(380,945)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(4,315,963)	(4,937,498)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(3,647)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Elimination of intersegment amounts [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(8,448)	(2,232)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(11,216,561)	(5,531,914)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(851,452)	(80,387)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Elimination of intersegment amounts [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	(79,357)
Elimination of intersegment amounts [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Elimination of intersegment amounts [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	(79,345)
Elimination of intersegment amounts [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	(12)
Elimination of intersegment amounts [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Exploration and Production [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales revenue		27,849,173	16,634,009
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		13,535,991	7,607,828
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,918,512	1,720,897
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		52,504	76,695
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		9,692	10,498
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		234,966	108,967
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		11,302,960	5,649,371
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		7,728	1,784
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,790	28,572
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		7,839	11,044
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		14,313,182	9,026,181
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		23,828	7,742
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		27,802	6,157
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		14,380,121	9,691,731
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		5,867	17,128
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(124,436)	(696,577)
Refining and petrochemicals [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales revenue		21,145,694	12,394,018
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		16,690,772	9,600,368
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		6,705,637	4,544,532
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		7,055,926	3,534,581
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		91,731	172,050
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		349,955	330,272
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		719,638	334,937
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		270,159	204,562
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		133,843	53,202
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		170,346	60,708
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		121,718	74,936
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		9,405	17,435
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,062,422	273,153
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		8
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		4,454,922	2,793,650
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			153,680
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,010,593	575,980
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	29
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		2,075,001	1,243,219
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,108,341	422,833
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		260,980	416,501
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		7	(18,592)
Transport and logistics [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales revenue		5,626,932	6,146,779
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		5,626,932	6,146,742
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		5,626,932	6,146,742
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	37
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	$ 37
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		$ 0

[1]	Includes (i) the revenue from contracts with customers for COP$9,246,560 (2020: (COP$7,150,686)) and ii) the value recognized by price differential for COP$3,455,904 (2020: (COP$407,867)), corresponding to the application of Decree 180522 of March 29, 2010, and other standards that modify and add (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of ordinary motor gasoline and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative).
[2]	Corresponds to the income on the participation in the profits of gas sales, according to the agreement signed between Ecopetrol and Hocol (considering the assets purchase agreement signed with Chevron to acquire the stake owned by the latter in the Guajira Association as of May 1, 2020), for the extension of the association contract for the exploitation of gas in La Guajira.
[3]	Includes accumulated as of June 30 the result of hedging for future exports (Note 27.3) for COP$81,095 (2020: COP$97,111) and operations with derivative financial instruments for COP$43,341 (2020: COP$618,058).